Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares
Ordinary stock, par value (in Dollars per share)
Ordinary stock, shares authorized	Unlimited	Unlimited
Ordinary stock, shares issued	28,219,583	27,037,302
Ordinary stock, shares outstanding	28,219,583	27,037,302
Class B Ordinary Shares
Ordinary stock, par value (in Dollars per share)
Ordinary stock, shares authorized	2,925,058	2,925,058
Ordinary stock, shares issued	2,625,058
Ordinary stock, shares outstanding	2,625,058